CECL (Details 16) - CHF (SFr) SFr in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Other financial assets, held at amortized cost, Allowance for Credit Loss [Line Items]
Purchases	SFr 230	SFr 151	SFr 32	SFr 381	SFr 32
Bank
Other financial assets, held at amortized cost, Allowance for Credit Loss [Line Items]
Purchases				SFr 381	SFr 32